DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communication Services - 6.7%
Alphabet, Inc. - Class A (a)	7,961	$8,620,171
Alphabet, Inc. - Class C (a)	6,941	7,502,596
Liberty Broadband Corporation - Series C (a)	103,475	10,784,164
Walt Disney Company (The)	69,634	9,723,692
		36,630,623
Consumer Discretionary - 9.9%
Alibaba Group Holding Ltd. - ADR (a)	40,475	6,858,489
Amazon.com, Inc. (a)	6,395	12,109,764
CarMax, Inc. (a)	181,587	15,767,199
Home Depot, Inc. (The)	56,232	11,694,569
NIKE, Inc. - Class B	94,083	7,898,268
		54,328,289
Consumer Staples - 7.6%
Anheuser-Busch InBev S.A./N.V. - ADR	144,921	12,826,958
Mondelēz International, Inc. - Class A	154,758	8,341,456
Nestlé S.A. - ADR	121,554	12,568,684
PepsiCo, Inc.	62,225	8,159,564
		41,896,662
Energy - 6.3%
Chevron Corporation	67,744	8,430,063
EOG Resources, Inc.	95,470	8,893,985
Halliburton Company	251,060	5,709,105
Marathon Petroleum Corporation	204,933	11,451,656
		34,484,809
Financials - 18.1%
Berkshire Hathaway, Inc. - Class B (a)	82,053	17,491,238
Brookfield Asset Management, Inc. - Class A	368,478	17,605,879
Capital One Financial Corporation	150,286	13,636,952
Citigroup, Inc.	188,796	13,221,384
CME Group, Inc.	52,565	10,203,392
JPMorgan Chase & Company	93,517	10,455,200
Markel Corporation (a)	15,355	16,730,808
		99,344,853
Health Care - 11.3%
Becton, Dickinson and Company	43,084	10,857,599
CVS Health Corporation	130,146	7,091,656
Danaher Corporation	135,736	19,399,389
Johnson & Johnson	97,740	13,613,227
Merck & Company, Inc.	130,354	10,930,183
		61,892,054

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Industrials - 6.6%
FedEx Corporation	54,807	$8,998,761
General Dynamics Corporation	41,578	7,559,712
Honeywell International, Inc.	49,524	8,646,395
Union Pacific Corporation	65,235	11,031,891
		36,236,759
Information Technology - 17.2%
Accenture plc - Class A	93,234	17,226,846
Adobe, Inc. (a)	62,835	18,514,333
Apple, Inc.	43,769	8,662,761
Broadcom, Inc.	29,532	8,501,082
Mastercard, Inc. - Class A	58,230	15,403,582
Microsoft Corporation	73,568	9,855,169
Visa, Inc. - Class A	92,686	16,085,655
		94,249,428
Materials - 8.4%
Air Products & Chemicals, Inc.	37,095	8,397,195
Ecolab, Inc.	42,886	8,467,412
Martin Marietta Materials, Inc.	40,356	9,286,319
Sherwin-Williams Company (The)	25,365	11,624,526
Vulcan Materials Company	59,065	8,110,215
		45,885,667
Real Estate - 3.9%
American Tower Corporation	105,272	21,522,860

Total Common Stocks (Cost $325,543,840)		$526,472,004

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Treasury Obligations Fund - Class Z, 2.23% (b) (Cost $7,880,239)	7,880,239	$7,880,239

Total Investments at Value - 97.4% (Cost $333,424,079)		$534,352,243

Other Assets in Excess of Liabilities - 2.6%		14,091,799

Net Assets - 100.0%		$548,444,042

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Communication Services - 3.7%
Comcast Corporation - Class A	350,355	$14,813,009
Verizon Communications, Inc.	183,215	10,467,073
		25,280,082
Consumer Discretionary - 3.4%
Carnival Corporation	272,801	12,698,887
Las Vegas Sands Corporation	175,890	10,393,340
		23,092,227
Consumer Staples - 11.7%
Altria Group, Inc.	178,636	8,458,414
Anheuser-Busch InBev S.A./N.V. - ADR	198,915	17,605,967
Diageo plc - ADR	90,780	15,643,210
Mondelēz International, Inc. - Class A	246,890	13,307,371
PepsiCo, Inc.	96,805	12,694,040
Philip Morris International, Inc.	155,720	12,228,691
		79,937,693
Energy - 9.1%
Chevron Corporation	68,366	8,507,465
Enbridge, Inc.	301,622	10,882,522
Exxon Mobil Corporation	85,975	6,588,264
Marathon Petroleum Corporation	288,265	16,108,248
Royal Dutch Shell plc - Class B - ADR	313,175	20,588,125
		62,674,624
Financials - 22.6%
Allstate Corporation (The)	110,620	11,248,948
Bank of America Corporation	355,000	10,295,000
Brookfield Asset Management, Inc. - Class A	467,865	22,354,590
Capital One Financial Corporation	180,355	16,365,413
Citigroup, Inc.	252,780	17,702,183
Fairfax Financial Holdings Ltd.	34,059	16,679,373
Fidelity National Financial, Inc.	532,110	21,444,033
JPMorgan Chase & Company	186,385	20,837,843
Markel Corporation (a)	16,890	18,403,344
		155,330,727
Health Care - 11.8%
Bristol-Myers Squibb Company	364,437	16,527,218
CVS Health Corporation	232,380	12,662,386
Johnson & Johnson	151,165	21,054,261
Medtronic plc	122,070	11,888,397
Merck & Company, Inc.	227,735	19,095,580
		81,227,842

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.1% (Continued)	Shares	Value
Industrials - 9.2%
3M Company	43,445	$7,530,756
Delta Air Lines, Inc.	248,415	14,097,551
Eaton Corporation plc	171,192	14,256,870
United Parcel Service, Inc. - Class B	93,520	9,657,810
Watsco, Inc.	109,050	17,832,947
		63,375,934
Information Technology - 9.5%
Cisco Systems, Inc.	369,930	20,246,269
Intel Corporation	230,160	11,017,759
Microsoft Corporation	147,683	19,783,615
TE Connectivity Ltd.	145,775	13,962,329
		65,009,972
Materials - 3.4%
Dow, Inc.	183,351	9,041,038
PPG Industries, Inc.	122,945	14,348,911
		23,389,949
Real Estate - 7.2%
Crown Castle International Corporation	94,335	12,296,567
Gaming and Leisure Properties, Inc.	269,164	10,492,013
Lamar Advertising Company - Class A	189,120	15,263,875
W.P. Carey, Inc.	139,374	11,314,382
		49,366,837
Utilities - 2.5%
Dominion Energy, Inc.	225,465	17,432,954

Total Common Stocks (Cost $522,132,596)		$646,118,841

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.8%	Shares	Value
First American Treasury Obligations Fund - Class Z, 2.23% (b) (Cost $39,534,434)	39,534,434	$39,534,434

Total Investments at Value - 99.9% (Cost $561,667,030)		$685,653,275

Other Assets in Excess of Liabilities - 0.1%		759,887

Net Assets - 100.0%		$686,413,162

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Communication Services - 17.6%
DISH Network Corporation - Class A (a)	612,554	$23,528,199
Liberty Broadband Corporation - Series C (a)	171,035	17,825,268
Live Nation Entertainment, Inc. (a)	317,209	21,015,096
Take-Two Interactive Software, Inc. (a)	150,274	17,060,607
		79,429,170
Consumer Discretionary - 13.5%
CarMax, Inc. (a)	270,745	23,508,788
Dollar Tree, Inc. (a)	117,981	12,669,980
MercadoLibre, Inc. (a)	26,494	16,208,234
O'Reilly Automotive, Inc. (a)	22,880	8,450,042
		60,837,044
Financials - 26.5%
Brookfield Asset Management, Inc. - Class A	581,227	27,771,026
Capital One Financial Corporation	178,274	16,176,583
Cboe Global Markets, Inc.	104,840	10,864,569
Fairfax Financial Holdings Ltd.	51,202	25,074,644
Fidelity National Financial, Inc.	430,940	17,366,882
Markel Corporation (a)	20,552	22,393,459
		119,647,163
Health Care - 3.5%
Zoetis, Inc.	138,935	15,767,733

Industrials - 7.7%
American Woodmark Corporation (a)	111,928	9,471,348
Watsco, Inc.	88,125	14,411,081
Xylem, Inc.	131,400	10,990,296
		34,872,725
Information Technology - 10.6%
Autodesk, Inc. (a)	104,575	17,035,267
Black Knight, Inc. (a)	244,200	14,688,630
Intuit, Inc.	62,899	16,437,396
		48,161,293
Materials - 9.1%
Martin Marietta Materials, Inc.	92,382	21,258,022
Sherwin-Williams Company (The)	42,950	19,683,556
		40,941,578

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Value
Real Estate - 5.9%
American Tower Corporation	131,450	$26,874,952

Total Common Stocks (Cost $295,858,842)		$426,531,658

MONEY MARKET FUNDS - 4.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 2.23% (b) (Cost $22,139,659)	22,139,659	$22,139,659

Total Investments at Value - 99.3% (Cost $317,998,501)		$448,671,317

Other Assets in Excess of Liabilities - 0.7%		2,988,242

Net Assets - 100.0%		$451,659,559

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to Schedules of Investments.

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Communication Services - 10.1%
Cable One, Inc.	4,238	$4,962,656
Meredith Corporation	63,500	3,496,310
MSG Networks, Inc. - Class A (a)	125,000	2,592,500
Shenandoah Telecommunications Company	92,875	3,577,545
Sinclair Broadcast Group, Inc. - Class A	65,000	3,485,950
		18,114,961
Consumer Discretionary - 13.4%
Drive Shack, Inc. (a)	686,490	3,219,638
Eldorado Resorts, Inc. (a)	99,381	4,578,483
Etsy, Inc. (a)	38,969	2,391,528
Monarch Casino & Resort, Inc. (a)	161,068	6,884,046
Pool Corporation	20,461	3,908,051
Red Rock Resorts, Inc. - Class A	134,899	2,897,630
		23,879,376
Consumer Staples - 2.5%
Seaboard Corporation	1,059	4,380,808

Energy - 1.8%
Alliance Resource Partners, L.P.	57,309	973,107
CONSOL Coal Resources, L.P.	135,800	2,263,786
		3,236,893
Financials - 24.6%
Cannae Holdings, Inc. (a)	211,482	6,128,748
Cohen & Steers, Inc.	80,350	4,133,204
Diamond Hill Investment Group, Inc.	52,777	7,479,556
Kinsale Capital Group, Inc.	72,572	6,638,887
OneSpaWorld Holdings Ltd. (a)	531,932	8,244,946
TowneBank	192,278	5,245,344
Trupanion, Inc. (a)	168,813	6,099,214
		43,969,899
Health Care - 3.3%
Heska Corporation (a)	18,000	1,533,060
Sangamo Therapeutics, Inc. (a)	115,000	1,238,550
Teladoc Health, Inc. (a)	48,273	3,205,810
		5,977,420
Industrials - 22.2%
American Woodmark Corporation (a)	55,641	4,708,342
Builders FirstSource, Inc. (a)	300,886	5,072,938

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Value
Industrials - 22.2% (Continued)
Casella Waste Systems, Inc. - Class A (a)	109,921	$4,356,169
Colfax Corporation (a)	260,000	7,287,800
Evoqua Water Technologies Corporation (a)	446,576	6,359,242
Marten Transport Ltd.	134,636	2,443,643
SiteOne Landscape Supply, Inc. (a)	50,342	3,488,701
Watsco, Inc.	36,593	5,984,053
		39,700,888
Information Technology - 5.4%
Black Knight, Inc. (a)	97,867	5,886,700
Switch, Inc. - Class A	285,195	3,733,203
		9,619,903
Materials - 4.5%
MAG Silver Corporation (a)	408,831	4,309,079
NewMarket Corporation	9,191	3,685,039
		7,994,118
Real Estate - 4.6%
FRP Holdings, Inc. (a)	55,603	3,100,979
Lamar Advertising Company - Class A	63,300	5,108,943
		8,209,922

Total Common Stocks (Cost $139,356,819)		$165,084,188

MONEY MARKET FUNDS - 7.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 2.23% (b) (Cost $13,345,792)	13,345,792	$13,345,792

Total Investments at Value - 99.9% (Cost $152,702,611)		$178,429,980

Other Assets in Excess of Liabilities - 0.1%		275,160

Net Assets - 100.0%		$178,705,140

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to Schedules of Investments.

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS - 59.1%	Shares	Value
Communication Services - 3.0%
AT&T, Inc.	42,400	$1,420,824
Comcast Corporation - Class A	41,880	1,770,686
Verizon Communications, Inc.	21,190	1,210,585
		4,402,095
Consumer Discretionary - 1.8%
Carnival Corporation	31,560	1,469,118
Las Vegas Sands Corporation	20,380	1,204,254
		2,673,372
Consumer Staples - 6.7%
Altria Group, Inc.	20,565	973,753
Anheuser-Busch InBev S.A./N.V. - ADR	22,325	1,975,986
Diageo plc - ADR	10,400	1,792,128
Mondelēz International, Inc. - Class A	28,255	1,522,944
PepsiCo, Inc.	11,200	1,468,656
Philip Morris International, Inc.	18,275	1,435,136
Universal Corporation	14,230	864,757
		10,033,360
Energy - 5.5%
Chevron Corporation	7,910	984,320
Enbridge, Inc.	34,808	1,255,873
Exxon Mobil Corporation	9,960	763,235
Marathon Petroleum Corporation	32,998	1,843,928
MPLX, L.P.	30,425	979,381
Royal Dutch Shell plc - Class B - ADR	36,150	2,376,501
		8,203,238
Financials - 15.8%
Allstate Corporation (The)	13,225	1,344,850
Bank of America Corporation	41,400	1,200,600
Blackstone Group, L.P. (The)	39,400	1,750,148
Brookfield Asset Management, Inc. - Class A	53,770	2,569,131
Capital One Financial Corporation	20,810	1,888,299
Citigroup, Inc.	29,240	2,047,677
Diamond Hill Investment Group, Inc.	8,837	1,252,380
Fairfax Financial Holdings Ltd.	3,740	1,831,553
Fidelity National Financial, Inc.	61,060	2,460,718
JPMorgan Chase & Company	21,565	2,410,967
Lazard Ltd. - Class A	34,100	1,172,699
Markel Corporation (a)	1,967	2,143,243

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.1% (Continued)	Shares	Value
Financials - 15.8% (Continued)
MetLife, Inc.	27,870	$1,384,303
		23,456,568
Health Care - 6.3%
Bristol-Myers Squibb Company	41,180	1,867,513
CVS Health Corporation	26,585	1,448,616
Johnson & Johnson	17,485	2,435,311
Medtronic plc	14,125	1,375,634
Merck & Company, Inc.	26,335	2,208,190
		9,335,264
Industrials - 4.9%
3M Company	5,010	868,433
Delta Air Lines, Inc.	28,700	1,628,725
Eaton Corporation plc	19,760	1,645,613
United Parcel Service, Inc. - Class B	10,795	1,114,800
Watsco, Inc.	12,605	2,061,295
		7,318,866
Information Technology - 4.9%
Cisco Systems, Inc.	42,805	2,342,717
Intel Corporation	25,140	1,203,452
Microsoft Corporation	16,105	2,157,426
TE Connectivity Ltd.	16,710	1,600,484
		7,304,079
Materials - 1.8%
Dow, Inc.	20,090	990,638
PPG Industries, Inc.	14,225	1,660,200
		2,650,838
Real Estate - 5.2%
Brookfield Property Partners, L.P.	62,920	1,191,076
Crown Castle International Corporation	10,795	1,407,128
Gaming and Leisure Properties, Inc.	31,155	1,214,422
Lamar Advertising Company - Class A	21,880	1,765,935
Tanger Factory Outlet Centers, Inc.	56,140	910,029
W.P. Carey, Inc.	16,275	1,321,204
		7,809,794
Utilities - 3.2%
Brookfield Infrastructure Partners, L.P.	30,685	1,317,614
Brookfield Renewable Partners, L.P.	37,660	1,302,660

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.1% (Continued)	Shares	Value
Utilities - 3.2% (Continued)
Dominion Energy, Inc.	26,770	$2,069,856
		4,690,130

Total Common Stocks (Cost $79,781,913)		$87,877,604

FIXED RATE CORPORATE BONDS - 17.6%	Par Value	Value
Consumer Staples - 4.1%
Altria Group, Inc., 4.75%, due 05/05/2021	$1,500,000	$1,562,792
J.M. Smucker Company (The), 3.50%, due 10/15/2021	1,500,000	1,536,096
PepsiCo, Inc., 2.75%, due 03/05/2022	1,200,000	1,222,314
Sysco Corporation, 2.60%, due 10/01/2020	1,700,000	1,705,697
		6,026,899
Energy - 4.9%
Boardwalk Pipelines, L.P., 4.45%, due 07/15/2027	1,250,000	1,278,131
Halliburton Company, 3.80%, due 11/15/2025	2,325,000	2,437,835
MPLX, L.P., 4.125%, due 03/01/2027	1,750,000	1,831,826
Occidental Petroleum Corporation, 3.50%, due 06/15/2025	1,750,000	1,806,790
		7,354,582
Financials - 3.7%
BlackRock, Inc., 3.50%, due 03/18/2024	1,150,000	1,221,820
Citigroup, Inc., 3.30%, due 04/27/2025	2,250,000	2,327,838
General Motors Financial Company, 5.25%, due 03/01/2026	1,750,000	1,877,174
		5,426,832
Health Care - 0.9%
AbbVie, Inc., 2.50%, due 05/14/2020	1,300,000	1,299,876

Industrials - 2.1%
General Dynamics Corporation, 3.375%, due 05/15/2023	1,750,000	1,829,009
John Deere Capital Corporation, 2.60%, due 03/07/2024	1,325,000	1,339,350
		3,168,359
Information Technology - 1.1%
Oracle Corporation, 3.625%, due 07/15/2023	1,500,000	1,581,692

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 17.6% (Continued)	Par Value	Value
Materials - 0.8%
Sherwin-Williams Company (The), 3.45%, due 06/01/2027	$1,225,000	$1,260,745

Total Fixed Rate Corporate Bonds (Cost $25,681,133)		$26,118,985

VARIABLE RATE CORPORATE BONDS (b) - 8.4%	Par Value	Value
Communication Services - 0.6%
AT&T, Inc., 3.260% (3MO LIBOR + 93), due 06/30/2020	$950,000	$956,650

Consumer Staples - 0.8%
Campbell Soup Company, 3.040% (3MO LIBOR + 63), due 03/15/2021	1,250,000	1,247,473

Energy - 1.2%
ConocoPhillips Company, 3.418% (3MO LIBOR + 90), due 05/15/2022	1,750,000	1,773,068

Financials - 4.2%
BP Capital Markets plc, 3.275% (3MO LIBOR + 65), due 09/19/2022	1,750,000	1,755,836
Goldman Sachs Group, Inc., 3.688% (3MO LIBOR + 117), due 11/15/2021	2,000,000	2,016,327
JPMorgan Chase & Company, 4.000% (3MO LIBOR + 148), due 03/01/2021	1,500,000	1,526,532
Wells Fargo & Company, 3.482% (3MO LIBOR + 101), due 12/07/2020	929,000	938,704
		6,237,399
Health Care - 0.7%
CVS Health Corporation, 3.083% (3MO LIBOR + 63), due 03/09/2020	1,015,000	1,017,463

Materials - 0.9%
Vulcan Materials Company, 3.170% (3MO LIBOR + 65), due 03/01/2021	1,275,000	1,275,969

Total Variable Rate Corporate Bonds (Cost $12,504,644)		$12,508,022

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 10.5%	Par Value	Value
U.S. Treasury Notes - 10.5%
2.096% (3MO USTMMR), due 01/31/2020 (b)	$1,250,000	$1,249,387
3.125%, due 05/15/2021	2,750,000	2,817,676
2.00%, due 11/15/2021	1,325,000	1,333,644
2.75%, due 06/30/2025	4,810,000	5,061,961
2.875%, due 08/15/2028	4,785,000	5,142,006
Total U.S. Treasury Obligations (Cost $14,954,662)		$15,604,674

MONEY MARKET FUNDS - 4.1%	Shares	Value
First American Treasury Obligations Fund - Class Z, 2.23% (c) (Cost $6,162,033)	6,162,033	$6,162,033

Total Investments at Value - 99.7% (Cost $139,084,385)		$148,271,318

Other Assets in Excess of Liabilities - 0.3%		497,702

Net Assets - 100.0%		$148,769,020

ADR  - American Depositary Receipt.

LIBOR  - London Interbank Offered Rate.

USTMMR  - U.S. Treasury Money Market Rate.

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2019. The reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

1. Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including corporate bonds and U.S. Treasury obligations, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019 by security type:

Davenport Core Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$526,472,004	$-	$-	$526,472,004
Money Market Funds	7,880,239	-	-	7,880,239
Total	$534,352,243	$-	$-	$534,352,243

Davenport Value & Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$646,118,841	$-	$-	$646,118,841
Money Market Funds	39,534,434	-	-	39,534,434
Total	$685,653,275	$-	$-	$685,653,275

Davenport Equity Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$426,531,658	$-	$-	$426,531,658
Money Market Funds	22,139,659	-	-	22,139,659
Total	$448,671,317	$-	$-	$448,671,317

Davenport Small Cap Focus Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$165,084,188	$-	$-	$165,084,188
Money Market Funds	13,345,792	-	-	13,345,792
Total	$178,429,980	$-	$-	$178,429,980

Davenport Balanced Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$87,877,604	$-	$-	$87,877,604
Fixed Rate Corporate Bonds	-	26,118,985	-	26,118,985
Variable Rate Corporate Bonds	-	12,508,022	-	12,508,022
U.S. Treasury Obligations	-	15,604,674	-	15,604,674
Money Market Funds	6,162,033	-	-	6,162,033
Total	$94,039,637	$54,231,681	$-	$148,271,318

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended June 30, 2019.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2019:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
Cost of portfolio investments	$333,436,557	$561,667,030	$317,999,176

Gross unrealized appreciation	$210,572,074	$141,020,164	$138,143,048
Gross unrealized depreciation	(9,656,388)	(17,033,919)	(7,470,907)

Net unrealized appreciation	$200,915,686	$123,986,245	$130,672,141

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund
Cost of portfolio investments	$153,106,206	$138,838,807

Gross unrealized appreciation	$32,803,591	$13,147,965
Gross unrealized depreciation	(7,479,817)	(3,715,454)

Net unrealized appreciation	$25,323,774	$9,432,511

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for each Fund, except Davenport Value & Income Fund, is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships and passive foreign investment companies.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of June 30, 2019, Davenport Equity Opportunities Fund had 26.5% of the value of its net assets invested in common stocks within the Financials sector.